Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bift_SupplementTextBlock
BARON

FUNDS®

Baron Fifth Avenue Growth Fund

Supplement dated November 15, 2017

to Prospectus dated January 27, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON FIFTH AVENUE GROWTH FUND

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron Fifth Avenue Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 27 of the Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses After Expense Waivers[2]
BARON FIFTH AVENUE GROWTH FUND[1]
Retail Shares	0.70%	0.25%	0.19%	1.14%	(0.14)%	1.00%
Institutional Shares	0.70%	0.00%	0.15%	0.85%	(0.10)%	0.75%
R6 Shares[2]	0.70%	0.00%	0.14%	0.84%	(0.09)%	0.75%

[1]	Based on the fiscal year ended September 30, 2016 (restated to reflect management fee reduction from 0.90% to 0.70% and current expense waivers).
[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares and 0.75% of average daily net assets of Institutional Shares and R6 Shares.

On page 27 of the Prospectus, the “Example” paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON FIFTH AVENUE GROWTH FUND
Retail Shares	$102	$318	$552	$1,225
Institutional Shares	$77	$240	$417	$930
R6 Shares	$77	$240	$417	$930

This information supplements the Prospectus dated January 27, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock
BARON

FUNDS®

Baron Fifth Avenue Growth Fund

Supplement dated November 15, 2017

to Prospectus dated January 27, 2017

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON FIFTH AVENUE GROWTH FUND

Effective November 15, 2017, in connection with the lowering of certain fees and expenses of Baron Fifth Avenue Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 27 of the Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses After Expense Waivers[2]
BARON FIFTH AVENUE GROWTH FUND[1]
Retail Shares	0.70%	0.25%	0.19%	1.14%	(0.14)%	1.00%
Institutional Shares	0.70%	0.00%	0.15%	0.85%	(0.10)%	0.75%
R6 Shares[2]	0.70%	0.00%	0.14%	0.84%	(0.09)%	0.75%

[1]	Based on the fiscal year ended September 30, 2016 (restated to reflect management fee reduction from 0.90% to 0.70% and current expense waivers).
[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares and 0.75% of average daily net assets of Institutional Shares and R6 Shares.

On page 27 of the Prospectus, the “Example” paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON FIFTH AVENUE GROWTH FUND
Retail Shares	$102	$318	$552	$1,225
Institutional Shares	$77	$240	$417	$930
R6 Shares	$77	$240	$417	$930

This information supplements the Prospectus dated January 27, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended September 30, 2016 (restated to reflect management fee reduction from 0.90% to 0.70% and current expense waivers).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BARON FIFTH AVENUE GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.00%	[1],[2]
1	rr_ExpenseExampleYear01	$ 102
3	rr_ExpenseExampleYear03	318
5	rr_ExpenseExampleYear05	552
10	rr_ExpenseExampleYear10	$ 1,225
BARON FIFTH AVENUE GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	0.75%	[1],[2]
1	rr_ExpenseExampleYear01	$ 77
3	rr_ExpenseExampleYear03	240
5	rr_ExpenseExampleYear05	417
10	rr_ExpenseExampleYear10	$ 930
BARON FIFTH AVENUE GROWTH FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1],[2]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1],[2]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	0.75%	[1],[2]
1	rr_ExpenseExampleYear01	$ 77
3	rr_ExpenseExampleYear03	240
5	rr_ExpenseExampleYear05	417
10	rr_ExpenseExampleYear10	$ 930

[1]	Based on the fiscal year ended September 30, 2016 (restated to reflect management fee reduction from 0.90% to 0.70% and current expense waivers).
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the Adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares and 0.75% of average daily net assets of Institutional Shares and R6 Shares.